Warrants and warrant liability - Disclosure of Warrant transactions (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Disclosure Of Warrant Transactions [Line Items]
Number of warrants, Outstanding	4,550,000	258,188
Number of warrants, Granted	18,300,000	4,550,000
Number of warrants, Expired	0	(258,188)
Number of warrants, Outstanding	22,850,000	4,550,000
Weighted average exercise price, Outstanding	$ 0.001	$ 4.00
Weighted average exercise price, Granted	0.001	0.001
Weighted average exercise price, Expired	0	4.00
Weighted average exercise price, Outstanding	$ 0.001	$ 0.001
Grant date fair value, Outstanding	$ 5,758,671	$ 543,601
Grant date fair value, Granted	42,641,155	5,758,671
Grant date fair value, Expired	0	(543,601)
Grant date fair value, Outstanding	$ 48,399,826	$ 5,758,671